Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 164	€ 269	€ 347	€ 472
Trade receivables	481	306
Finance lease receivables		12
Other financial assets	104	179
Total financial assets	749	766
Trade payables and fixed assets payables	715	744
Borrowings	2,151	2,127	€ 2,468
Other financial liabilities	89	66
Total financial liabilities	2,955	2,937
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and fixed assets payables	715	744
Borrowings	2,151	2,127
Total financial liabilities	2,866	2,871
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	79	66
Total financial liabilities	79	66
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	10
Total financial liabilities	10
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	164
Other financial assets	74
Total financial assets	238
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	30	77
Total financial assets	30	77
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	481
Other financial assets		19
Total financial assets	€ 481	19
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		269
Trade receivables		306
Finance lease receivables		12
Other financial assets		83
Total financial assets		€ 670